Working capital	12 Months Ended
Jun. 30, 2026
Summary Of Additional Information About Working Capital [Abstract]
Working capital	15. Working capital

Accounting policies

Inventories are stated at the lower of cost and net realisable value. Cost includes raw materials, direct labour and expenses, an appropriate proportion of production and other overheads, but not borrowing costs.
Cost is calculated at the weighted average cost incurred in acquiring inventories. All maturing inventories and raw materials are classified as current assets, as they are expected to be realised in the normal operating cycle which can be a period of several years.

Trade and other receivables are initially recognised at fair value less transaction costs and subsequently carried at amortised cost less any allowance for discounts and doubtful debts. Trade receivables arise from contracts with customers, and are recognised when performance obligations are satisfied, and the consideration due is unconditional as only the passage of time is required before the payment is received.
Allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk.

Trade and other payables are initially recognised at fair value including transaction costs and subsequently carried at amortised costs.
Contingent considerations recognised in business combinations are subsequently measured at fair value through income statement. The group evaluates supplier arrangements against a number of indicators to assess if the liability has the characteristics of a trade payable or should be classified as borrowings. This assessment considers the commercial purpose of the facility, whether payment terms are similar to customary payment terms, whether the group is legally discharged from its obligation towards suppliers before the end of the original payment term, and the group’s involvement in agreeing terms between banks and suppliers.

Provisions are liabilities of uncertain timing or amount. A provision is recognised if, as a result of a past event, the group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are calculated on a discounted basis. The carrying amounts of provisions are reviewed at each balance sheet date and adjusted to reflect the current best estimate.

(a) Inventories

	2026 $ million	2025 $ million
Raw materials and consumables	528	604
Work in progress	116	131
Maturing inventories	8,510	8,677
Finished goods and goods for resale	1,375	1,246
	10,529	10,658
Maturing inventories include whisk(e)y, rum, tequila and Chinese white spirits.
The following amounts of inventories can be utilised only after more than one year:

	2026 $ million	2025 $ million
Raw materials and consumables	34	50
Maturing inventories	6,935	6,942
	6,969	6,992
Inventories are disclosed net of provisions for obsolescence, an analysis of which is as follows:

	2026 $ million	2025 $ million	2024 $ million
Balance at beginning of the year	180	124	128
Exchange differences	(4)	(6)	(3)
Income statement charge(1)	145	89	51
Utilised	(27)	(27)	(47)
Sale of businesses	—	—	(5)
Balance at the end of the year	294	180	124
(1)The increase in the income statement charge for the year ended 30 June 2026 is primarily driven by a provision recognised in respect of maturing inventory in North
America.
(b) Trade and other receivables

	2026		2025
	Current assets $ million	Non-current assets $ million	Current assets $ million	Non-current assets $ million
Trade receivables	2,596	—	2,789	—
Interest receivable	19	—	19	—
VAT recoverable and other prepaid taxes	217	26	242	17
Other receivables	258	38	283	18
Prepayments	160	—	133	3
Accrued income	27	—	38	—
	3,277	64	3,504	38
At 30 June 2026, approximately 18%, 14% and 15% of the group’s trade receivables of $2,596 million are due from counterparties based in the United
States, India and the United Kingdom, respectively. Accrued income primarily represents amounts receivable from customers in respect of performance obligations satisfied but not yet invoiced.
The aged analysis of trade receivables, net of expected credit loss allowance, is as follows:

	2026 $ million	2025 $ million
Not overdue	2,438	2,633
Overdue 1 – 30 days	29	41
Overdue 31 – 60 days	23	10
Overdue 61 – 90 days	18	10
Overdue 91 – 180 days	41	7
Overdue more than 180 days	47	88
	2,596	2,789
Balances overdue more than 180 days on 30 June 2026 are primarily due from institutional customers in certain countries with low credit risk.
Trade and other receivables are disclosed net of expected credit loss allowance for doubtful debts, an analysis of which is as follows:

	2026 $ million	2025 $ million	2024 $ million
Balance at beginning of the year	99	95	112
Exchange differences	(10)	1	(3)
Reclassification to assets held for sale	(22)	—	—
Income statement charge	6	27	8
Utilised	(5)	(24)	(22)
Balance at the end of the year	68	99	95
(c) Trade and other payables

	2026		2025
	Current liabilities $ million	Non-current liabilities $ million	Current liabilities $ million	Non-current liabilities $ million
Trade payables	2,827	—	3,123	—
Interest payable	434	—	415	—
Tax and social security excluding income tax	732	—	690	—
Other payables	519	150	705	192
Accruals	1,777	—	1,852	—
Deferred income	67	—	82	—
Dividend payable	60	—	61	—
Dividend payable to non-controlling interests	9	—	24	—
	6,425	150	6,952	192
Interest payable at 30 June 2026 includes interest on non-derivative financial instruments of $409 million (2025 – $352 million). Accruals at 30 June 2026 include
$823 million (2025 – $839 million) accrued discounts attributed to sales recognised. Deferred income represents amounts paid by customers in respect of performance obligations not yet satisfied. The amount of contract liabilities recognised as revenue in the current year is $82 million (2025 – $84 million). Non-current liabilities include the net present value of contingent consideration in respect of prior acquisitions of $27 million (2025 – $107 million).
Together with the group’s partner banks, supply chain financing (SCF) facilities are provided to suppliers in certain countries. These arrangements enable suppliers to receive funding earlier than the invoice due date at their discretion and at their own cost. Payment terms continue to be agreed directly between the group and suppliers, independently from the availability of SCF facilities. Liabilities are settled in accordance with the original due date of invoices. The group does not incur any fees or receive any rebates where the suppliers choose to utilise these facilities. The group has determined that it is appropriate to present amounts outstanding subject to SCF arrangements as trade payables. Consistent with this classification, cash flows are presented either as operating cash flows or cash flows from investing activities, when related to the acquisition of non-current assets.

	2026	2025
	Current liabilities $ million	Current liabilities $ million
Carrying amount that has been subject to SCF and presented in trade and other payables	1,092	1,006
— of which suppliers have received payment from finance provider	784	644
Range of payment due dates were as follows:

	2026		2025
	Minimum Days after invoice date(1)	Maximum Days after invoice date(1)	Minimum Days after invoice date(1)	Maximum Days after invoice date(1)
Trade and other payables subject to SCF arrangements	0	150	0	150
Comparable trade and other payables that are not part of the arrangements(2)	0	180	0	150
(1)Suppliers are subject to various payment due dates depending on the jurisdiction and standard practices. The group's payment terms commence from the invoice date. However, for certain categories of external suppliers and in alignment with industry standards, payment terms begin from the date a valid invoice is received. In Greater China, the range of payment due dates are between 0-240 days, which is in line with local market practice.
(2)Comparable trade payables are payables outside of SCFs that fall within the same jurisdiction or business line as payables that form part of SCFs.
(d) Provisions

	Restructuring $ million	Thalidomide $ million	Other $ million	Total $ million
At 30 June 2024	—	201	196	397
Exchange differences	—	2	(1)	1
Income statement charge	55	15	114	184
Utilised	—	(19)	(36)	(55)
Transfers from other payables	—	—	1	1
Unwinding of discounts	—	6	5	11
At 30 June 2025	55	205	279	539
Exchange differences	(3)	1	(5)	(7)
Income statement charge/(credit)	478	(7)	52	523
Utilised	(38)	(20)	(77)	(135)
Transfers from other payables	—	—	6	6
Unwinding of discounts	—	7	3	10
At 30 June 2026	492	186	258	936
Current liabilities	484	20	121	625
Non-current liabilities	8	166	137	311
	492	186	258	936
Provisions have been established in respect of the discounted value of the group’s commitment to the UK and Australian Thalidomide Trusts. These provisions will be utilised over the period of the commitments up to 2037. Income statement charges are primarily driven by the translation of foreign currency liability.
The largest item in other provisions at 30 June 2026 is $56 million (2025 - $53 million) in respect of deferred employee compensation plans which will be utilised when employees leave the group.